JPMorgan Investor Growth Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 83.1%
Fixed Income — 11.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	48,724	504,296
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,857	93,214
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,237	27,414
JPMorgan High Yield Fund Class R6 Shares (a)	13,857	89,934
JPMorgan Income Fund Class R6 Shares (a)	3,681	31,321
Total Fixed Income		746,179
International Equity — 15.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,137	180,474
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,349	160,797
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,638	150,357
JPMorgan International Equity Fund Class R6 Shares (a)	12,685	282,367
JPMorgan International Focus Fund Class R6 Shares (a)	6,189	185,289
Total International Equity		959,284
U.S. Equity — 56.4%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,987	199,913
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	9,202	727,971
JPMorgan Large Cap Value Fund Class R6 Shares (a)	30,637	642,148
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	2,295	111,905
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	466	20,621
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,957	87,246
JPMorgan U.S. Equity Fund Class R6 Shares (a)	32,348	807,742
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,872	333,515
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	10,615	483,188
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,320	193,419
Total U.S. Equity		3,607,668
Total Investment Companies (Cost $3,554,719)		5,313,131
Exchange-Traded Funds — 15.8%
International Equity — 11.4%
JPMorgan Global Select Equity ETF (a)	3,262	212,903
JPMorgan International Research Enhanced Equity ETF (a)	6,764	512,313
Total International Equity		725,216
U.S. Equity — 4.4%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	4,247	283,586
Total Exchange-Traded Funds (Cost $726,356)		1,008,802

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $73,183)	73,183	73,183
Total Investments — 100.1% (Cost $4,354,258)		6,395,116
Liabilities in Excess of Other Assets — (0.1)%		(3,805)
NET ASSETS — 100.0%		6,391,311

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,395,116	$—	$—	$6,395,116

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$458,635	$51,328	$5,748	$(868)	$949	$504,296	48,724	$15,250	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	85,852	7,318	—	—	44	93,214	12,857	3,344	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	25,492	1,295	—	—	627	27,414	4,237	1,296	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	150,211	2,515	6,612	140	34,220	180,474	4,137	2,431	84
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	124,672	15,185	—	—	20,940	160,797	7,349	5,140	—
JPMorgan Equity Income Fund Class R6 Shares (a)	182,104	19,178	—	—	(1,369)	199,913	7,987	2,794	16,385
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	139,623	5,488	—	—	5,246	150,357	3,638	5,489	—
JPMorgan Global Select Equity ETF (a)	209,870	—	—	—	3,033	212,903	3,262	2,652	—
JPMorgan High Yield Fund Class R6 Shares (a)	129,333	10,172	48,465	(1,950)	844	89,934	13,857	6,196	—
JPMorgan Income Fund Class R6 Shares (a)	28,950	2,668	—	—	(297)	31,321	3,681	1,342	—
JPMorgan International Equity Fund Class R6 Shares (a)	266,128	17,803	—	—	(1,564)	282,367	12,685	8,252	9,551
JPMorgan International Focus Fund Class R6 Shares (a)	168,237	8,402	—	—	8,650	185,289	6,189	5,003	3,399
JPMorgan International Research Enhanced Equity ETF (a)	478,695	—	—	—	33,618	512,313	6,764	15,147	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	750,269	80,384	9,939	—	(92,743)	727,971	9,202	2,010	78,374
JPMorgan Large Cap Value Fund Class R6 Shares (a)	581,209	47,247	—	—	13,692	642,148	30,637	6,772	40,474
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	117,074	9,872	—	—	(15,041)	111,905	2,295	—	9,871
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	251,477	—	—	—	32,109	283,586	4,247	3,078	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,046	3,342	—	—	(3,767)	20,621	466	122	3,220
JPMorgan Small Cap Value Fund Class R6 Shares (a)	72,342	7,043	—	—	7,861	87,246	2,957	583	6,460
JPMorgan U.S. Equity Fund Class R6 Shares (a)	802,476	48,022	1,984	(78)	(40,694)	807,742	32,348	4,218	43,803
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	330,292	27,260	10,593	433	(13,877)	333,515	3,872	1,108	26,151
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	79,559	181,849	188,225	—	—	73,183	73,183	2,288	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	431,997	55,577	1,984	(30)	(2,372)	483,188	10,615	3,287	21,275
JPMorgan Value Advantage Fund Class R6 Shares (a)	182,739	22,613	—	—	(11,933)	193,419	5,320	3,210	19,402
Total	$6,068,282	$624,561	$273,550	$(2,353)	$(21,824)	$6,395,116		$101,012	$278,449

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
*	Non-income producing security.